SECOND PROMISSORY NOTES (Detail) - Schedule of Payments To Repay Principal Balance - Second Promissory Notes [Member]	Oct. 31, 2015 USD ($)
2016
2017	$ 1,000,000
2018	$ 3,217,000
2019
2020
Total	$ 4,217,000